Events after the Reporting Period (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Summary of Issuance
(a)	Short-term borrowings and current portion of long-term borrowings as of December 31, 202 3 and 202 4 are as follows:

(in millions of Won)	Bank	Issuance date	Maturity date	Interest rate (%)	2023		2024
Short-term borrowings
Bank overdrafts	JP Morgan and others	May 2024~ December 2024	January 2025~ December 2025	3.65~7.50	￦	69,160	85,892
Short-term borrowings	HSBC and others	January 2024~ December 2024	January 2025~ December 2025	0.40~62.00		4,890,120	5,647,199

						4,959,280	5,733,091

Current portion of long-term liabilities
Current portion of long-term borrowings	Export-Import Bank of Korea and others	September 2009~ December 2024	January 2025~ December 2025	0.19~6.69		990,088	1,323,002
Current portion of debentures	KB Securities co.,Ltd. and others	July 2015~ November 2023	January 2025~ December 2025	1.68~5.81		3,255,375	4,024,084
Less: Current portion of discount on debentures issued						(2,217)	(3,483)
Current portion of exchangable bonds(*1)	Foreign currency exchangable bonds	September 2021	September 2026			1,756,691	39,053

						5,999,937	5,382,656

					￦	10,959,217	11,115,747

(*1)
As of December 31, 2024, exchangeable bonds are classified as current liabilities because the bondholders’ put option for redemption has become exercisable within 12 months. The issuance conditions of the exchangeable bonds issued by the Company are as follows.

Unsecured Bonds Issued [Member]
Disclosure of non-adjusting events after reporting period [line items]
Summary of Issuance

(f)	On January 14, 2025 , POSCO, a subsidiary, issued unsecured bonds. Details of issuance are as follows:

(in millions of Won)	314-1		314-2	314-3	314-4
Issuance amount	￦	110,000	590,000	200,000	100,000
Annual interest rate		2.889%	3.078%	3.124%	3.184%
Maturity date		2027-01-14	2028-01-14	2030-01-14	2032-01-14